FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Number of barrel		5
Lower fuel cost	$ 79.2
Higher fuel costs	$ 80.8
Exchange rate, percentage	10.00%
Percentage of aggregate funds on deposit	115.00%
Commercial traffic, percentage	90.00%
Issuing institutions, percentage	100.00%
Reduced budgeted	$ 146.0
Aircraft	773.0
Aggregate principal amount	3,200.0
Tranches	2,450.0
Access lower financing costs	750.0
Financiers including	750.0
Consolidated liquidity	400.0
Derivative margins	5.5	$ 3.0
Liquidity risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Market value of the fuel positions	17.6	1.3
Liquid funds	1,047.0	1,696.0
Revolving credit facility	$ 600.0
Exchange Rate Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Net of premiums.		$ 3.2
Interest rate risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Interest rate derivative positions	40.00%	42.00%
Credit risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Credit risk, description	Credit risk occurs when the counterparty does not meet its obligations to the Company under a specific contract or financial instrument, resulting in a loss in the market value of a financial instrument (only financial assets, not liabilities). The client portfolio at December 31, 2021 increased when compared to the balance as of December 31, 2020 by 48%, mainly due to an increase in passenger transport operations (travel agencies and corporate) that increased by 124% in sales, mainly from a 68% of credit card payments and 32% in cash sales. Instead, the cargo business showed an increase in its net income of 23% compared to December 2020. The cargo business increase in its operation in a 23% compared to December 2020. In the case of clients who still have pending balances and that the administration considered risky, the corresponding measures were taken to consider expected credit loss The provision at the end of December 2021 had a decrease of 34% compared to December 31, 2020, as a result of the decrease in the portfolio for recoveries and for the application of write-offs in the years.
DIP Credit Agreement [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Percentage of fuel derivatives with a nominal value	21.00%
Fair value of fuel derivatives [Member] | Fuel-Price Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Fuel hedge net of premiums	$ 10.1	$ 143.0
Effects of exchange rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Depreciate exchange rate	10.00%
Tranche A [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Tranche, description	1) A Tranche A, which is committed for up to US$ 1.3 billion, out of which (i) US$ 1.125 billion were be provided by Oaktree Capital Management, L.P. or certain entities related to it; and (ii) US$ 175 million were be provided by Knighthead, Jefferies and / or other entities that are part of the syndicate of creditors organized by Jefferies;
Tranche C [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Tranche, description	3) A Tranche C for a capital amount of up to US$ 1.15 billion, of which (i) US$ 750 million was provided by a certain group of LATAM’s shareholders composed by Grupo Cueto, Grupo Eblen and Qatar Airways, or certain related entities; (ii) US$ 250 million was provided by Knighthead, Jefferies and / or other entities that are part of the syndicate of creditors organized by Jefferies; and (iii) US$ 150 million which was committed by certain additional shareholder investors through a public investment fund managed by Toesca S.A., through a “joinder” or supplement to the “DIP Agreement” subscripted on November 6, 2020.